INCOME TAX AND DEFERRED TAX ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX AND DEFERRED TAX ASSETS
Schedule of deferred tax assets

	2020	2019
Deferred tax items
Accounts receivable, net	$15,477	$12,807
Accrued expenses	111,439	112,954
Deferred income	—	26,429
Depreciation	—	(18,429)
Net operating loss carryforward	—	57,695
Total deferred items	126,916	191,456
Tax rate at	25%	25%
Deferred tax assets	31,729	47,864
Valuation allowance	(6,839)	(14,424)
Deferred tax assets, net	$24,890	$33,440

Schedule of provision for income taxes

	December 31,	December 31,	December 31,
	2020	2019	2018
Current	$22,720	$206	$—
Deferred tax adjustment	10,180	101,166	—
Total income tax	$32,900	$101,372	$—

Schedule of reconciliation of the statutory income tax rate and the effective income tax rate

China	2020	2019	2018
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs in the PRC companies	(17.33)%	0.00%	0.00%
Effect of valuation and deferred tax adjustments	2.89%	(24.90)%	(25.00)%
Effective rate	10.56%	0.10%	0.00%